Document and Entity Information	Jan. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	Atlas Air Worldwide Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16545
Entity Tax Identification Number	13-4146982
Entity Address, Address Line One	2000 Westchester Avenue
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	701-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001135185
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AAWW
Security Exchange Name	NASDAQ